Finance (costs)/income (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Finance (costs)/income
Interest income on deposits	£ 487	£ 609	£ 1,009	£ 1,243
Foreign exchange gain	1,739	18,094		27,530
Other		4
Total finance income	2,226	18,707	1,009	28,773
Fair value gains on financial liabilities at fair value through profit and loss (note 13)	(4,607)	(296)	(4,717)	(324)
Foreign exchange loss			(6,010)
Interest expense on leases	(57)	(41)	(120)	(78)
Total finance costs	(4,664)	(337)	(10,847)	(402)
Fair value movements on financial liabilities at fair value through profit and loss	6,724		112,989	258,719
Total related party finance income	6,724		112,989	258,719
In-kind interest on financial liabilities at fair value through profit and loss	(3,699)	(2,805)	(6,956)	(5,782)
Fair value movements on financial liabilities at fair value through profit and loss		(140,404)
Total related party finance costs	(3,699)	(143,209)	(6,956)	(5,782)
Net related party finance income/(costs)	3,025	(143,209)	106,033	252,937
Net finance (costs)/income	£ 587	£ (124,839)	£ 96,195	£ 281,308